Significant Events - Financing of a Quebec Wind Asset by TransAlta Renewables (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Jun. 03, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%	6.65%
TransAlta Renewables
Disclosure of detailed information about borrowings [line items]
Bonds issued			CAD 159
Interest rate			396300.00%